Non-controlling Interest (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Noncontrolling Interest [Abstract]
Summarized Financial Information of Non-controlling Interest
Summarized statement of loss and comprehensive loss:

	Three-month period ended		Six-m o nth period ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue from contracts with customers	$8,364,475	$7,016,918	$16,522,072	$12,664,345
Cost of sales	(7,610,969)	(7,324,782)	(15,923,258)	(12,894,061)
Selling, general and administrative expenses	(2,472,272)	(930,384)	(6,227,801)	(4,971,533)
Impairment loss on goodwill and intangible assets	(10,164,000)	—	(10,164,000)	—
Finance costs	(923,315)	(744,289)	(1,462,282)	(673,161)

Loss before tax	(12,806,081)	(1,982,537)	(17,255,269)	(5,874,410)
Income tax (expense) recovery	—	154	—	(11,944)

Net loss	(12,806,081)	(1,982,383)	(17,255,269)	(5,886,354)

Total comprehensive loss	(12,806,081)	(1,982,383)	(17,255,269)	(5,886,354)

Loss attributable to the subsidiary’s non-controlling interest	(6,390,234)	(989,209)	(8,610,379)	(2,937,291)

Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(6,390,234)	$(989,209)	$(8,610,379)	$(2,937,291)

Summarized statement of balance sheets:

	September 30, 2022	March 31, 2022
Current assets	$12,743,435	12,260,375
Non-current assets	28,610,930	39,000,367
Current liabilities	7,292,715	5,991,483
Non-current liabilities	31,409,919	25,362,259
Total equity	2,651,731	19,907,000

Attributable to:
Equity holders of the Company	$(1,459,967)	$7,184,923
Non-controlling interest	4,111,698	12,722,077

Summarized statement of cash
flow:

	Three-month period ended		Six-month period ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Cash flow from (used in) operating activities	$(2,490,182)	$(4,324,098)	$(3,925,100)	$(8,073,510)
Cash flow used in investment activities	—	(1,246)	—	(1,246)
Cash flow from (used in) financing activities (1)	3,250,000	4,309,030	3,250,000	7,972,635
Net increase (decrease) in cash and cash equivalents	$759,818	$(16,314)	$(675,100)	$(102,121)

(1)	Cash flow from financing activities is partially provided through intercompany advances.

Summarized statement of loss and comprehensive loss:

	Year ended March 31, 2022	February 10, 2021 to March 31, 2021
Revenue from contracts with customers	$25,971,480	$2,403,074
Cost of sales	(28,200,621)	(3,192,259)
Selling, general and administrative expenses	(9,459,448)	(1,253,251)
Impairment loss on intangible assets	(1,527,000)	—
Impairment loss on goodwill	(3,288,847)	—
Finance costs	(2,427,165)	(140,218)

Loss before tax	(18,931,601)	(2,182,654)
Income tax	(11,854)	(1,398)

Net loss	(18,943,455)	(2,184,052)

Total comprehensive loss	(18,948,855)	(2,635,006)

Loss attributable to the subsidiary’s non-controlling interest	(9,452,784)	(1,094,210)

Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(9,455,479)	$(1,320,138)

Summarized statement of balance sheets:

	March 31, 2022	March 31, 2021
Current assets	$12,260,375	11,338,209
Non-current assets	39,000,367	51,263,341
Current liabilities	5,991,483	6,125,690
Non-current liabilities	25,362,259	12,031,860
Total equity	19,907,000	44,444,000

Attributable to:
Equity holders to parent	$7,184,923	$22,266,444
Non-controlling interest	12,722,077	22,177,556

Summarized statement of cash flow:

	Year ended March 31, 2022	February 10, 2021 to March 31, 2021
Cash flow used in operating activities	$(10,214,243)	$(2,225,032)
Cash flow used in investment activities	(122,136)	—
Cash flow from (used in) financing activities (1)	11,280,528	(26,286)

Net increase (decrease) in cash and cash equivalents	$944,149	$(2,251,318)

(1) Cash flow from financing activities is provided through intercompany advances.